RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					1 Months Ended			3 Months Ended						9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 18, 2025	Sep. 18, 2024	Jun. 14, 2023	Mar. 15, 2023	Apr. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2025		Jun. 30, 2025		Mar. 31, 2025		Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Jan. 10, 2024	Mar. 31, 2023	Mar. 16, 2023
Related Party Transaction [Line Items]
Principal amount																				$ 1,562,030
Bearing interest percentage							6.00%										6.00%
Debt Instrument, Maturity Date, Description							March 2025
Issuance of common stock (Note 4)				$ 90				$ 1,524,881		$ 106,136		$ 16,414
Exercise price							$ 115.00	$ 115.00						$ 115.00			$ 115.00
Expenses paid																$ 1,383,316	$ 4,045,673
Capital contribution in exchange of subscription			$ 90													90
Repayment of notes														$ 422		1,000,000	5,895,937
Interest expense														422		7,111
Repayments of related party debt														$ 250,000		$ 1,000,000
Warrants issued							10,430,800										10,430,800
Related Party [Member]
Related Party Transaction [Line Items]
Interest expense																	$ 20,937
Outstanding notes payable							$ 5,875,000										$ 5,875,000
Related Party [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Repayments of related party debt	$ 2,000,000
Accrued interest	$ 20,937
Common Stock [Member]
Related Party Transaction [Line Items]
Issuance of common stock, shares				9,000,000				488,811	[1]	16,062	[1]	398	[1]				5,583
Issuance of common stock (Note 4)				$ 90				$ 49	[1]	$ 2	[1]		[1]
Private Placement [Member]
Related Party Transaction [Line Items]
Warrants issued							5,566,667	5,566,667						5,566,667			5,566,667
DRE Chicago LLC [Member]
Related Party Transaction [Line Items]
Principal amount							$ 250,000			250,000							$ 250,000
Bearing interest percentage							15.00%										15.00%
Debt Instrument, Maturity Date, Description							March 2025
Issuance of common stock, shares		47,000			10,474									10,474
Issuance of common stock (Note 4)		$ 375,000					$ 375,000
Exercise price							$ 115.00										$ 115.00
Interest Payable								$ 9,166						$ 9,166
Warrants issued					52,374			52,374						52,374
DRE Chicago LLC [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Issuance of common stock, shares		47,000
DRE Chicago LLC [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Exercise price							$ 115.00										$ 115.00
Endurance Antarctica Partners II LLC [Member]
Related Party Transaction [Line Items]
Principal amount							$ 1,750,000										$ 1,750,000
Bearing interest percentage							15.00%										15.00%
Debt Instrument, Maturity Date, Description							March 2025
Issuance of common stock, shares					97,765
Exercise price							$ 115.00										$ 115.00
Warrants issued					488,826
Endurance Antarctica Partners II LLC [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Principal amount								$ 1,750,000						$ 1,750,000
Issuance of common stock, shares							550,000							97,765
Issuance of common stock (Note 4)							$ 3,500,000
Exercise price							$ 115.00										115.00
Interest Payable								$ 70,000						$ 70,000
Warrants issued								488,826						488,826
Endurance Antarctica Partners II LLC [Member] | Common Stock [Member] | Short-Term Debt [Member]
Related Party Transaction [Line Items]
Issuance of common stock, shares							550,000
Endurance Antarctica Partners II LLC [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Exercise price							$ 115.00										$ 115.00
Vikasa Capital Partners LLC [Member]
Related Party Transaction [Line Items]
Compensation amount																$ 980,000		$ 980,000				$ 1,050,000
Related Party [Member]
Related Party Transaction [Line Items]
Expenses paid																	$ 149,735	1,383,316
Payroll liabilities							$ 3,895,938									0	3,895,938	0
Repayment of notes																	5,875,000	1,000,000
Three Related Party [Member]
Related Party Transaction [Line Items]
Outstanding notes payable							$ 840,000									160,000	$ 840,000	160,000			$ 1,000,000
Unsecured Debt								$ 840,000						$ 840,000		$ 160,000		$ 160,000			$ 1,000,000
Debt Instrument, Interest Rate, Effective Percentage								4.71%						4.71%							3.71%
Three Related Party [Member] | Forecast [Member]
Related Party Transaction [Line Items]
Outstanding notes payable																			$ 840,000
Unsecured Debt																			$ 840,000
Energy Transition Investors LLC [Member]
Related Party Transaction [Line Items]
Unsecured Debt										$ 250,000
DRE Chicago LLC [Member]
Related Party Transaction [Line Items]
Repayments of related party debt						$ 250,000
Accrued interest						9,166
Endurance Antarctica Partners II LLC [Member]
Related Party Transaction [Line Items]
Repayments of related party debt						1,750,000
Accrued interest						$ 70,000

[1]	Amounts have been adjusted to reflect the 1-for-10 reverse stock split that became effective on September 8, 2025. See Note 2 “Basis of presentation and summary of significant accounting policies” for additional details.